UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08876
Senior Debt Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
October 31, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS

Senior Floating-Rate Interests — 121.7%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Aerospace and Defense — 2.6%

Booz Allen Hamilton, Inc.
	1,141	Term Loan, 6.00%, Maturing July 31, 2015	$1,147,367
DAE Aviation Holdings, Inc.
	1,532	Term Loan, 4.04%, Maturing July 31, 2014	1,474,677
	1,582	Term Loan, 4.04%, Maturing July 31, 2014	1,522,915
Delos Aircraft, Inc.
	1,450	Term Loan, 7.00%, Maturing March 17, 2016	1,486,250
Doncasters (Dunde HoldCo 4 Ltd.)
	1,304	Term Loan, 4.26%, Maturing July 13, 2015	1,174,341
GBP	579	Term Loan, 4.57%, Maturing July 13, 2015	837,724
	1,304	Term Loan, 4.76%, Maturing July 13, 2015	1,174,341
GBP	579	Term Loan, 5.07%, Maturing July 13, 2015	837,724
DynCorp International, LLC
	2,075	Term Loan, 6.25%, Maturing July 5, 2016	2,090,226
Evergreen International Aviation
	3,117	Term Loan, 10.50%, Maturing October 31, 2011(2)	3,077,624
Hawker Beechcraft Acquisition
	5,368	Term Loan, 2.26%, Maturing March 26, 2014	4,510,359
	298	Term Loan, 2.29%, Maturing March 26, 2014	250,313
IAP Worldwide Services, Inc.
	548	Term Loan, 8.25%, Maturing December 30, 2012(2)	537,920
International Lease Finance Co.
	2,000	Term Loan, 6.75%, Maturing March 17, 2015	2,052,322
Spirit Aerosystems, Inc.
	2,627	Term Loan, 3.54%, Maturing September 30, 2016	2,624,302
TransDigm, Inc.
	4,000	Term Loan, 2.27%, Maturing June 23, 2013	3,961,000
Triumph Group, Inc.
	1,347	Term Loan, 4.50%, Maturing June 16, 2016	1,357,566
Wesco Aircraft Hardware Corp.
	1,775	Term Loan, 2.51%, Maturing September 30, 2013	1,762,800
	907	Term Loan - Second Lien, 6.01%, Maturing March 28, 2014	890,422
Wyle Laboratories, Inc.
	1,920	Term Loan, 7.75%, Maturing March 25, 2016	1,927,384

			$34,697,577

Air Transport — 0.1%

Delta Air Lines, Inc.
	1,401	Term Loan - Second Lien, 3.54%, Maturing April 30, 2014	$1,359,646

			$1,359,646

Automotive — 5.3%

Adesa, Inc.
	7,880	Term Loan, 3.01%, Maturing October 18, 2013	$7,703,058
Allison Transmission, Inc.
	5,790	Term Loan, 3.03%, Maturing August 7, 2014	5,569,216
Autotrader.com, Inc.
	2,575	Term Loan, 6.00%, Maturing June 14, 2016	2,586,266
Dayco Products, LLC
	314	Term Loan, 10.00%, Maturing November 12, 2012	314,792
	629	Term Loan, 10.00%, Maturing November 12, 2012	629,584
	1,084	Term Loan, 10.50%, Maturing May 13, 2014	1,081,115
	171	Term Loan, 12.50%, Maturing November 13, 2014(2)	167,176
Federal-Mogul Corp.
	9,079	Term Loan, 2.20%, Maturing December 29, 2014	8,081,931
	5,557	Term Loan, 2.20%, Maturing December 28, 2015	4,946,647
Financiere Truck (Investissement)
EUR	684	Term Loan, 3.29%, Maturing February 15, 2012	858,023
GBP	961	Term Loan, 1.53%, Maturing February 15, 2015(3)	1,388,863
Ford Motor Co.
	2,481	Term Loan, 3.03%, Maturing December 16, 2013	2,452,902
	7,710	Term Loan, 3.04%, Maturing December 16, 2013	7,644,961
Goodyear Tire & Rubber Co.
	13,299	Term Loan - Second Lien, 2.21%, Maturing April 30, 2014	12,828,272
HHI Holdings, LLC
	975	Term Loan, 9.75%, Maturing March 30, 2015	989,625
Keystone Automotive Operations, Inc.
	4,404	Term Loan, 3.79%, Maturing January 12, 2012	3,743,047
Metaldyne Co. LLC
	2,000	Term Loan, 7.75%, Maturing October 28, 2016	2,017,500
Tenneco Automotive, Inc.
	3,125	Term Loan, 5.26%, Maturing March 17, 2014	3,145,469
TI Automotive, Ltd.
	1,000	Term Loan, 9.50%, Maturing July 1, 2016	1,012,500
TriMas Corp.
	250	Term Loan, 6.00%, Maturing August 2, 2011	250,625
	1,560	Term Loan, 6.00%, Maturing December 15, 2015	1,563,900
United Components, Inc.
	2,525	Term Loan, 6.25%, Maturing March 23, 2017	2,551,513

			$71,526,985

Beverage and Tobacco — 0.3%

Culligan International Co.
EUR	1,400	Term Loan - Second Lien, 5.38%, Maturing April 1, 2013	$1,057,072
Maine Beverage Co., LLC
	911	Term Loan, 2.04%, Maturing March 31, 2013	876,562

See notes to financial statements

Senior Debt Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Beverage and Tobacco (continued)

Van Houtte, Inc.
	224	Term Loan, 2.79%, Maturing July 19, 2014	$222,594
	1,646	Term Loan, 2.79%, Maturing July 19, 2014	1,632,353

			$3,788,581

Building and Development — 2.5%

401 North Wabash Venture, LLC
	5,460	Term Loan, 6.80%, Maturing July 27, 2012	$4,204,148
Beacon Sales Acquisition, Inc.
	1,841	Term Loan, 2.28%, Maturing September 30, 2013	1,753,287
Brickman Group Holdings, Inc.
	2,600	Term Loan, 7.25%, Maturing October 14, 2016	2,630,878
Forestar USA Real Estate Group, Inc.
	666	Revolving Loan, 1.18%, Maturing December 1, 2010(3)	626,180
	6,106	Term Loan, 6.50%, Maturing December 1, 2010	5,984,008
Lafarge Roofing
	1,111	Term Loan, 3.25%, Maturing March 16, 2015(2)	839,149
EUR	372	Term Loan, 5.00%, Maturing April 16, 2015(2)	423,179
Materis
EUR	802	Term Loan, 3.71%, Maturing April 27, 2014	939,750
EUR	872	Term Loan, 3.77%, Maturing April 27, 2015	1,021,298
NCI Building Systems, Inc.
	1,015	Term Loan, 8.00%, Maturing April 18, 2014	978,777
Panolam Industries Holdings, Inc.
	3,458	Term Loan, 8.25%, Maturing December 31, 2013	3,192,935
RE/MAX International, Inc.
	4,428	Term Loan, 5.50%, Maturing April 15, 2016	4,441,587
Realogy Corp.
	208	Term Loan, 3.26%, Maturing October 10, 2013	189,849
	2,543	Term Loan, 3.26%, Maturing October 10, 2013	2,316,504
South Edge, LLC
	4,475	Term Loan, 0.00%, Maturing October 31, 2009(4)	2,125,625
WCI Communities, Inc.
	671	Term Loan, 11.00%, Maturing September 3, 2014	668,983
	1,407	Term Loan, 10.00%, Maturing September 2, 2016(2)	1,360,046

			$33,696,183

Business Equipment and Services — 9.7%

Activant Solutions, Inc.
	1,969	Term Loan, 2.31%, Maturing May 2, 2013	$1,903,643
Advantage Sales & Marketing, Inc.
	3,806	Term Loan, 5.00%, Maturing May 5, 2016	3,804,924
	3,000	Term Loan - Second Lien, 8.50%, Maturing May 5, 2017	3,007,500
Affinion Group, Inc.
	8,706	Term Loan, 5.00%, Maturing October 10, 2016	8,608,305
Allied Barton Security Services
	1,408	Term Loan, 7.75%, Maturing February 18, 2015	1,415,047
Dealer Computer Services, Inc.
	3,954	Term Loan, 5.25%, Maturing April 21, 2017	3,958,859
Education Management, LLC
	6,583	Term Loan, 2.06%, Maturing June 3, 2013	6,132,397
Fifth Third Processing Solution
	1,925	Term Loan, Maturing November 1, 2016(5)	1,905,750
First American Corp.
	2,170	Term Loan, 4.75%, Maturing April 12, 2016	2,184,478
Infogroup, Inc.
	1,696	Term Loan, 6.25%, Maturing July 1, 2016	1,707,056
iPayment, Inc.
	3,309	Term Loan, 2.28%, Maturing May 10, 2013	3,134,826
Kronos, Inc.
	2,461	Term Loan, 2.04%, Maturing June 11, 2014	2,411,922
Language Line, Inc.
	4,690	Term Loan, 5.50%, Maturing November 4, 2015	4,651,460
Mitchell International, Inc.
	1,000	Term Loan - Second Lien, 5.56%, Maturing March 30, 2015	876,250
NE Customer Service
	3,948	Term Loan, 6.00%, Maturing March 23, 2016	3,924,774
Protection One Alarm Monitor, Inc.
	4,065	Term Loan, 6.00%, Maturing May 16, 2016	4,074,975
Quantum Corp.
	588	Term Loan, 3.77%, Maturing July 14, 2014	557,369
Quintiles Transnational Corp.
	4,548	Term Loan, 2.29%, Maturing March 29, 2013	4,502,493
Sabre, Inc.
	12,767	Term Loan, 2.27%, Maturing September 30, 2014	12,153,229
Safenet, Inc.
	2,977	Term Loan, 2.76%, Maturing April 12, 2014	2,859,707
Serena Software, Inc.
	2,708	Term Loan, 2.29%, Maturing March 10, 2013	2,640,027
Sitel (Client Logic)
	3,293	Term Loan, 5.79%, Maturing January 30, 2014	3,017,069
Solera Holdings, LLC
	2,555	Term Loan, 2.06%, Maturing May 16, 2014	2,489,176

See notes to financial statements

Senior Debt Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Business Equipment and Services (continued)

SunGard Data Systems, Inc.
	607	Term Loan, 2.01%, Maturing February 28, 2014	$592,025
	1,666	Term Loan, 6.75%, Maturing February 28, 2014	1,675,966
	17,161	Term Loan, 4.03%, Maturing February 26, 2016	16,987,123
Trans Union, LLC
	4,464	Term Loan, 6.75%, Maturing June 15, 2017	4,548,906
Transaction Network Service, Inc.
	954	Term Loan, 6.00%, Maturing November 18, 2015	960,404
Travelport, LLC
	2,741	Term Loan, 4.79%, Maturing August 21, 2015	2,710,731
	3,870	Term Loan, 4.96%, Maturing August 21, 2015	3,829,899
	7,073	Term Loan, 4.96%, Maturing August 21, 2015	6,994,912
EUR	1,053	Term Loan, 5.33%, Maturing August 21, 2015	1,443,946
Valassis Communications, Inc.
	1,302	Term Loan, 2.54%, Maturing March 2, 2014	1,294,480
West Corp.
	752	Term Loan, 2.63%, Maturing October 24, 2013	739,270
	1,848	Term Loan, 4.51%, Maturing July 15, 2016	1,844,124
	5,246	Term Loan, 4.51%, Maturing July 15, 2016	5,228,329

			$130,771,351

Cable and Satellite Television — 10.0%

Atlantic Broadband Finance, LLC
	190	Term Loan, 2.54%, Maturing September 1, 2011	$189,488
	5,121	Term Loan, 6.75%, Maturing May 31, 2013	5,150,918
Bresnan Broadband Holdings, LLC
	1,425	Term Loan, 2.26%, Maturing June 30, 2013	1,419,282
	2,955	Term Loan, 2.26%, Maturing March 29, 2014	2,942,533
Cequel Communications, LLC
	12,914	Term Loan, 2.26%, Maturing November 5, 2013	12,762,963
Charter Communications Operating, LLC
	16,344	Term Loan, 2.26%, Maturing March 6, 2014	16,062,668
	2,500	Term Loan, Maturing September 6, 2016(5)	2,462,500
CSC Holdings, Inc.
	9,170	Term Loan, 2.01%, Maturing March 29, 2016	9,008,172
Foxco Acquisition Sub., LLC
	2,270	Term Loan, 7.50%, Maturing July 14, 2015	2,253,145
Insight Midwest Holdings, LLC
	7,206	Term Loan, 2.02%, Maturing April 7, 2014	6,973,012
Kabel Deutschland GmbH
EUR	2,000	Term Loan, 4.10%, Maturing March 31, 2014	2,772,583
MCC Iowa, LLC
	1,891	Term Loan, 2.00%, Maturing January 31, 2015	1,811,070
Mediacom Broadband, LLC
	3,367	Term Loan, 4.50%, Maturing October 23, 2017	3,338,509
Mediacom Illinois, LLC
	5,800	Term Loan, 2.00%, Maturing January 31, 2015	5,506,703
Mediacom, LLC
	2,920	Term Loan, 4.50%, Maturing October 23, 2017	2,876,385
Midcontinent Communications
	1,000	Term Loan, 6.25%, Maturing December 31, 2016	1,005,000
ProSiebenSat.1 Media AG
EUR	1,680	Term Loan, 2.39%, Maturing July 2, 2014	2,137,940
EUR	2,900	Term Loan, 2.39%, Maturing July 2, 2014	3,691,414
EUR	1,072	Term Loan, 3.52%, Maturing March 6, 2015	1,199,552
EUR	6,272	Term Loan, 2.77%, Maturing June 26, 2015	8,042,045
EUR	263	Term Loan, 2.77%, Maturing July 3, 2015	337,190
EUR	1,072	Term Loan, 3.77%, Maturing March 4, 2016	1,199,552
San Juan Cable, LLC
	953	Term Loan, 2.05%, Maturing October 31, 2012	928,136
UPC Broadband Holding B.V.
	1,864	Term Loan, 4.25%, Maturing December 30, 2016	1,824,511
EUR	9,221	Term Loan, 4.37%, Maturing December 31, 2016	12,166,323
	1,593	Term Loan, 4.25%, Maturing December 29, 2017	1,552,465
EUR	5,930	Term Loan, 4.62%, Maturing December 31, 2017	7,839,909
Virgin Media Investment Holding
GBP	2,000	Term Loan, 4.53%, Maturing June 30, 2015	3,194,287
GBP	3,500	Term Loan, 4.78%, Maturing December 31, 2015	5,591,286
YPSO Holding SA
EUR	967	Term Loan, 4.60%, Maturing June 16, 2014(2)	1,089,411
EUR	1,578	Term Loan, 4.60%, Maturing June 16, 2014(2)	1,777,460
EUR	3,507	Term Loan, 4.60%, Maturing June 16, 2014(2)	3,949,007
EUR	1,000	Term Loan, Maturing December 31, 2015(5)	1,125,144

			$134,180,563

Chemicals and Plastics — 7.5%

Arizona Chemical, Inc.
	833	Term Loan, 2.30%, Maturing February 28, 2013	$832,138
Brenntag Holding GmbH and Co. KG
	3,537	Term Loan, 4.02%, Maturing January 20, 2014	3,563,290
	521	Term Loan, 4.03%, Maturing January 20, 2014	525,234
EUR	2,071	Term Loan, 4.55%, Maturing January 20, 2014	2,886,058
EUR	377	Term Loan, 5.08%, Maturing January 19, 2015	525,351
EUR	486	Term Loan, 5.15%, Maturing January 19, 2015	677,176
	1,000	Term Loan - Second Lien, 6.45%, Maturing July 17, 2015	1,007,500
British Vita UK, Ltd.
EUR	1,005	Term Loan, 6.19%, Maturing June 30, 2014(2)	1,391,113

See notes to financial statements

Senior Debt Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Chemicals and Plastics (continued)

Celanese Holdings, LLC
	2,500	Term Loan, 1.76%, Maturing April 2, 2014	$2,470,312
	1,174	Term Loan, 1.79%, Maturing April 2, 2014	1,162,846
	2,392	Term Loan, 3.29%, Maturing October 31, 2016	2,406,198
Chemtura Corp.
	1,600	DIP Loan, 6.00%, Maturing February 11, 2011	1,604,000
	1,600	Term Loan, 5.50%, Maturing August 27, 2016	1,614,333
Cognis GmbH
EUR	615	Term Loan, 2.88%, Maturing September 16, 2013	849,044
EUR	2,510	Term Loan, 2.88%, Maturing September 16, 2013	3,466,932
Columbian Chemicals Acquisition
	423	Term Loan, 6.31%, Maturing March 16, 2013	418,724
Hexion Specialty Chemicals, Inc.
	1,359	Term Loan, 4.06%, Maturing May 5, 2015	1,328,036
	3,052	Term Loan, 4.06%, Maturing May 5, 2015	2,983,474
	3,870	Term Loan, 4.06%, Maturing May 5, 2015	3,763,575
EUR	729	Term Loan, 4.63%, Maturing May 5, 2015	948,858
Huntsman International, LLC
	4,836	Term Loan, 1.78%, Maturing April 21, 2014	4,727,869
INEOS Group
	298	Term Loan, 7.00%, Maturing December 14, 2012	306,360
EUR	2,954	Term Loan, 7.50%, Maturing December 16, 2013	4,176,612
	3,496	Term Loan, 7.50%, Maturing December 16, 2013	3,580,440
EUR	2,954	Term Loan, 8.00%, Maturing December 16, 2014	4,176,612
	3,488	Term Loan, 8.00%, Maturing December 16, 2014	3,572,497
EUR	1,000	Term Loan, 9.00%, Maturing December 16, 2015	1,398,411
ISP Chemco, Inc.
	6,567	Term Loan, 1.81%, Maturing June 4, 2014	6,425,233
Kraton Polymers, LLC
	3,722	Term Loan, 2.31%, Maturing May 13, 2013	3,646,231
Lyondell Chemical Co.
	1,546	Term Loan, 5.50%, Maturing April 8, 2016	1,561,104
MacDermid, Inc.
EUR	1,027	Term Loan, 3.05%, Maturing April 11, 2014	1,332,454
Millenium Inorganic Chemicals
	3,887	Term Loan, 2.54%, Maturing May 15, 2014	3,734,007
Momentive Performance Material
	4,666	Term Loan, 2.56%, Maturing December 4, 2013	4,556,315
Nalco Co.
	3,075	Term Loan, 4.50%, Maturing October 5, 2017	3,114,400
Omnova Solutions, Inc.
	1,175	Term Loan, Maturing April 12, 2017(5)	1,181,609
Rockwood Specialties Group, Inc.
	6,463	Term Loan, 6.00%, Maturing May 15, 2014	6,479,343
Schoeller Arca Systems Holding
EUR	289	Term Loan, 5.24%, Maturing November 16, 2015	273,559
EUR	824	Term Loan, 5.24%, Maturing November 16, 2015	779,968
EUR	887	Term Loan, 5.24%, Maturing November 16, 2015	839,321
Solutia, Inc.
	1,750	Revolving Loan, 0.95%, Maturing March 12, 2015(3)	1,627,500
	5,992	Term Loan, 4.75%, Maturing March 17, 2017	6,043,989
Styron S.A.R.L.
	3,629	Term Loan, 7.50%, Maturing June 17, 2016	3,695,975

			$101,654,001

Clothing / Textiles — 0.4%

Hanesbrands, Inc.
	2,349	Term Loan, 5.25%, Maturing December 10, 2015	$2,379,828
Phillips Van Heusen Corp.
	2,437	Term Loan, 4.75%, Maturing May 6, 2016	2,461,677

			$4,841,505

Conglomerates — 2.9%

Aquilex Holdings, LLC
	995	Term Loan, 5.50%, Maturing April 1, 2016	$986,294
Gentek
	1,325	Term Loan, 6.75%, Maturing October 6, 2015	1,339,906
Goodman Global Holdings, Inc.
	3,950	Term Loan, Maturing October 28, 2016(5)	4,008,756
Jarden Corp.
	639	Term Loan, 2.04%, Maturing January 24, 2012	641,095
	2,710	Term Loan, 2.04%, Maturing January 24, 2012	2,716,681
	981	Term Loan, 2.79%, Maturing January 24, 2012	978,796
Johnson Diversey, Inc.
	1,833	Term Loan, 5.50%, Maturing November 24, 2015	1,851,198
Manitowoc Company, Inc. (The)
	2,437	Term Loan, 8.00%, Maturing November 6, 2014	2,446,488
Polymer Group, Inc.
	5,338	Term Loan, 7.00%, Maturing November 24, 2014	5,344,253
RBS Global, Inc.
	1,057	Term Loan, 2.56%, Maturing July 19, 2013	1,021,619
	4,878	Term Loan, 2.81%, Maturing July 19, 2013	4,749,825
RGIS Holdings, LLC
	5,049	Term Loan, 2.78%, Maturing April 30, 2014	4,670,759
	252	Term Loan, 2.79%, Maturing April 30, 2014	233,538
Service Master Co.
	362	Term Loan, Maturing July 24, 2014(5)	344,536
	3,638	Term Loan, Maturing July 24, 2014(5)	3,459,716

See notes to financial statements

Senior Debt Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Conglomerates (continued)

US Investigations Services, Inc.
	1,940	Term Loan, 3.29%, Maturing February 21, 2015	$1,816,184
	1,796	Term Loan, 7.75%, Maturing February 21, 2015	1,804,477
Vertrue, Inc.
	978	Term Loan, 3.29%, Maturing August 16, 2014	880,527

			$39,294,648

Containers and Glass Products — 3.9%

Berry Plastics Corp.
	6,026	Term Loan, 2.38%, Maturing April 3, 2015	$5,690,373
BWAY Corp.
	1,847	Term Loan, 5.52%, Maturing June 16, 2017	1,854,880
	173	Term Loan, 5.56%, Maturing June 16, 2017	173,895
Consolidated Container Co.
	828	Term Loan, 2.50%, Maturing March 28, 2014	783,951
	1,500	Term Loan - Second Lien, 5.75%, Maturing September 28, 2014	1,329,375
Crown Americas, Inc.
	567	Term Loan, 2.01%, Maturing November 15, 2012	564,011
EUR	388	Term Loan, 2.52%, Maturing November 15, 2012	531,334
Graham Packaging Holdings Co.
	6,854	Term Loan, 6.75%, Maturing April 5, 2014	6,923,530
	3,500	Term Loan, 6.00%, Maturing September 23, 2016	3,540,470
Graphic Packaging International, Inc.
	5,379	Term Loan, 2.29%, Maturing May 16, 2014	5,286,873
	1,723	Term Loan, 3.04%, Maturing May 16, 2014	1,712,099
JSG Acquisitions
EUR	1,528	Term Loan, 4.24%, Maturing December 31, 2014	2,116,107
EUR	1,511	Term Loan, 4.43%, Maturing December 31, 2014	2,091,913
OI European Group B.V.
EUR	3,790	Term Loan, 2.24%, Maturing June 14, 2013	5,125,468
Reynolds Group Holdings, Inc.
	2,600	Term Loan, 2.38%, Maturing May 5, 2016(3)	2,623,096
	4,112	Term Loan, 6.25%, Maturing May 5, 2016	4,142,544
	2,271	Term Loan, 6.75%, Maturing May 5, 2016	2,293,345
Smurfit-Stone Container Corp.
	5,611	Term Loan, 6.75%, Maturing February 22, 2016	5,672,658

			$52,455,922

Cosmetics / Toiletries — 0.8%

Alliance Boots Holdings, Ltd.
GBP	1,000	Term Loan, 3.56%, Maturing July 5, 2015	$1,449,927
EUR	2,000	Term Loan, 3.80%, Maturing July 5, 2015	2,594,839
American Safety Razor Co.
	1,000	Term Loan - Second Lien, 0.00%, Maturing January 30, 2014(6)	197,500
Bausch & Lomb, Inc.
	604	Term Loan, 3.51%, Maturing April 24, 2015	590,063
	2,490	Term Loan, 3.53%, Maturing April 24, 2015	2,433,230
Prestige Brands, Inc.
	3,902	Term Loan, 5.50%, Maturing March 24, 2016	3,933,368

			$11,198,927

Drugs — 1.0%

Graceway Pharmaceuticals, LLC
	4,485	Term Loan, 5.01%, Maturing May 3, 2012	$2,743,295
	1,000	Term Loan - Second Lien, 0.00%, Maturing May 3, 2013(6)	128,750
Pharmaceutical Holdings Corp.
	439	Term Loan, 4.54%, Maturing January 30, 2012	434,360
Valeant Pharmaceuticals
	1,725	Term Loan, 4.55%, Maturing September 27, 2016(3)	1,744,299
Warner Chilcott Corp.
	1,616	Term Loan, 6.00%, Maturing October 30, 2014	1,616,828
	780	Term Loan, 6.25%, Maturing April 30, 2015	784,698
	1,290	Term Loan, 6.25%, Maturing April 30, 2015	1,297,141
	1,299	Term Loan, 6.25%, Maturing April 30, 2015	1,306,664
	980	Term Loan, 6.50%, Maturing February 22, 2016	987,308
	3,020	Term Loan, 6.50%, Maturing February 22, 2016	3,045,749

			$14,089,092

Ecological Services and Equipment — 1.2%

Environmental Systems Products Holdings, Inc.
	179	Term Loan - Second Lien, 13.50%, Maturing September 12, 2014	$156,182
Kemble Water Structure, Ltd.
GBP	8,500	Term Loan - Second Lien, 5.03%, Maturing October 13, 2013	13,075,184
Sensus Metering Systems, Inc.
	2,967	Term Loan, 7.00%, Maturing June 3, 2013	2,985,194

			$16,216,560

Electronics / Electrical — 4.0%

Aspect Software, Inc.
	3,657	Term Loan, 6.25%, Maturing April 19, 2016	$3,653,579
Christie/Aix, Inc.
	1,671	Term Loan, 5.25%, Maturing April 29, 2016	1,663,098

See notes to financial statements

Senior Debt Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Electronics / Electrical (continued)

FCI International S.A.S.
	497	Term Loan, 3.66%, Maturing November 1, 2013	$478,561
	516	Term Loan, 3.66%, Maturing November 1, 2013	497,091
	497	Term Loan, 3.66%, Maturing October 31, 2014	478,561
	516	Term Loan, 3.66%, Maturing October 31, 2014	497,091
Freescale Semiconductor, Inc.
	5,920	Term Loan, 4.51%, Maturing December 1, 2016	5,584,419
Infor Enterprise Solutions Holdings
	500	Term Loan, 5.76%, Maturing March 2, 2014	322,500
EUR	1,925	Term Loan, 5.80%, Maturing July 28, 2015	2,431,388
	4,065	Term Loan, 6.01%, Maturing July 28, 2015	3,765,127
	7,791	Term Loan, 6.01%, Maturing July 28, 2015	7,250,579
Network Solutions, LLC
	1,650	Term Loan, 2.52%, Maturing March 7, 2014	1,562,936
Open Solutions, Inc.
	5,381	Term Loan, 2.42%, Maturing January 23, 2014	4,579,106
Sensata Technologies Finance Co.
	7,519	Term Loan, 2.04%, Maturing April 26, 2013	7,342,689
Shield Finance Co. S.A.R.L.
	2,010	Term Loan, 7.75%, Maturing June 15, 2016	2,009,812
Spansion, LLC
	1,990	Term Loan, 7.50%, Maturing January 8, 2015	2,011,558
Spectrum Brands, Inc.
	7,525	Term Loan, 8.00%, Maturing June 16, 2016	7,687,261
VeriFone, Inc.
	221	Term Loan, 3.01%, Maturing October 31, 2013	220,144
Vertafore, Inc.
	2,170	Term Loan, 6.75%, Maturing July 29, 2016	2,180,953

			$54,216,453

Equipment Leasing — 0.4%

Hertz Corp.
	4,235	Term Loan, 2.01%, Maturing December 21, 2012	$4,203,878
	785	Term Loan, 2.09%, Maturing December 21, 2012	779,415

			$4,983,293

Farming / Agriculture — 0.3%

CF Industries, Inc.
	2,525	Term Loan, 4.50%, Maturing April 6, 2015	$2,548,823
WM. Bolthouse Farms, Inc.
	1,692	Term Loan, 5.50%, Maturing February 11, 2016	1,694,037

			$4,242,860

Financial Intermediaries — 3.8%

Citco III, Ltd.
	5,021	Term Loan, 4.75%, Maturing May 30, 2014	$4,832,240
E.A. Viner International Co.
	92	Term Loan, 4.79%, Maturing July 31, 2013	89,253
Fidelity National Information Services, Inc.
	5,700	Term Loan, 5.25%, Maturing July 18, 2016	5,770,213
First Data Corp.
	951	Term Loan, 3.01%, Maturing September 24, 2014	856,486
	951	Term Loan, 3.01%, Maturing September 24, 2014	856,378
	3,808	Term Loan, 3.01%, Maturing September 24, 2014	3,429,893
Grosvenor Capital Management
	1,353	Term Loan, 4.31%, Maturing December 5, 2016	1,336,311
Interactive Data Corp.
	3,392	Term Loan, 6.75%, Maturing January 27, 2017	3,453,310
Jupiter Asset Management Group
GBP	1,030	Term Loan, 4.70%, Maturing March 17, 2015	1,578,758
LPL Holdings, Inc.
	2,770	Term Loan, 2.04%, Maturing June 28, 2013	2,757,525
	8,720	Term Loan, 4.25%, Maturing June 25, 2015	8,692,616
	5,050	Term Loan, 5.25%, Maturing June 28, 2017	5,040,157
MSCI, Inc.
	7,631	Term Loan, 4.75%, Maturing June 1, 2016	7,686,916
Nuveen Investments, Inc.
	3,262	Term Loan, 3.29%, Maturing November 13, 2014	3,064,159
Oxford Acquisition III, Ltd.
	1,234	Term Loan, 2.04%, Maturing May 12, 2014	1,132,846
RJO Holdings Corp. (RJ O’Brien)
	1,474	Term Loan, 5.26%, Maturing July 12, 2014(2)	980,471

			$51,557,532

Food Products — 2.6%

American Seafoods Group, LLC
	1,646	Term Loan, 5.50%, Maturing May 7, 2015	$1,647,407
B&G Foods, Inc.
	187	Term Loan, 2.30%, Maturing February 26, 2013	185,944
BL Marketing, Ltd.
GBP	1,500	Term Loan, 2.79%, Maturing December 31, 2013	2,288,157
Dole Foods Company, Inc.
	8,906	Term Loan, 1.79%, Maturing April 2, 2014	8,669,319
	2,442	Term Loan, 5.04%, Maturing March 2, 2017	2,460,129
	983	Term Loan, 5.06%, Maturing March 2, 2017	990,490
Michael Foods Holdings, Inc.
	1,696	Term Loan, 6.25%, Maturing June 29, 2016	1,721,186
Pierre Foods, Inc.
	2,725	Term Loan, 7.00%, Maturing September 30, 2016	2,701,156

See notes to financial statements

Senior Debt Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Food Products (continued)

Pinnacle Foods Finance, LLC
	3,000	Revolving Loan, 0.87%, Maturing April 2, 2013(3)	$2,730,000
	10,268	Term Loan, 2.76%, Maturing April 2, 2014	10,017,777
	2,244	Term Loan, 6.00%, Maturing April 2, 2014	2,272,430

			$35,683,995

Food Service — 4.5%

AFC Enterprises, Inc.
	626	Term Loan, 7.00%, Maturing May 11, 2013	$627,876
Aramark Corp.
	5,581	Term Loan, 2.16%, Maturing January 27, 2014	5,440,290
	441	Term Loan, 2.28%, Maturing January 27, 2014	430,248
	795	Term Loan, 3.51%, Maturing July 26, 2016	790,585
	12,089	Term Loan, 3.54%, Maturing July 26, 2016	12,021,365
Buffets, Inc.
	2,929	Term Loan, 12.00%, Maturing April 21, 2015(2)	2,749,802
	337	Term Loan, 7.39%, Maturing April 22, 2015(2)	261,410
Burger King Corp.
	6,225	Term Loan, 6.25%, Maturing October 19, 2016	6,289,584
CBRL Group, Inc.
	3,371	Term Loan, 1.96%, Maturing April 29, 2013	3,339,332
	2,152	Term Loan, 2.96%, Maturing April 27, 2016	2,135,517
Denny’ s, Inc.
	1,650	Term Loan, 6.50%, Maturing September 20, 2016	1,655,156
DineEquity, Inc.
	4,300	Term Loan, 6.00%, Maturing October 19, 2017	4,350,168
JRD Holdings, Inc.
	2,002	Term Loan, 2.51%, Maturing July 2, 2014	1,952,133
NPC International, Inc.
	1,620	Term Loan, 2.03%, Maturing May 3, 2013	1,563,255
OSI Restaurant Partners, LLC
	595	Term Loan, 3.90%, Maturing June 14, 2013	560,115
	6,408	Term Loan, 2.63%, Maturing June 14, 2014	6,037,317
QCE Finance, LLC
	3,858	Term Loan, 5.06%, Maturing May 5, 2013	3,340,438
Sagittarius Restaurants, LLC
	1,362	Term Loan, 7.50%, Maturing May 18, 2015	1,362,961
Selecta
GBP	2,500	Term Loan, 3.99%, Maturing June 28, 2015	3,451,732
Wendy’s/Arby’s Restaurants, LLC
	2,045	Term Loan, 5.00%, Maturing May 24, 2017	2,058,721

			$60,418,005

Food / Drug Retailers — 3.4%

General Nutrition Centers, Inc.
	8,135	Term Loan, 2.53%, Maturing September 16, 2013	$7,951,642
NBTY, Inc.
	4,600	Term Loan, 6.25%, Maturing October 2, 2017	4,666,107
Pantry, Inc. (The)
	730	Term Loan, 2.01%, Maturing May 15, 2014	700,500
	2,534	Term Loan, 2.01%, Maturing May 15, 2014	2,432,890
Rite Aid Corp.
	16,931	Term Loan, 2.01%, Maturing June 4, 2014	15,282,909
	2,426	Term Loan, 6.00%, Maturing June 4, 2014	2,408,825
Roundy’s Supermarkets, Inc.
	10,658	Term Loan, 7.00%, Maturing November 3, 2013	10,704,568
	1,500	Term Loan - Second Lien, 10.00%, Maturing April 18, 2016	1,532,813

			$45,680,254

Forest Products — 1.5%

Georgia-Pacific Corp.
	9,660	Term Loan, 2.29%, Maturing December 20, 2012	$9,661,672
	7,426	Term Loan, 2.29%, Maturing December 21, 2012	7,426,827
	3,170	Term Loan, 3.54%, Maturing December 23, 2014	3,180,773

			$20,269,272

Health Care — 14.1%

Alliance Healthcare Services
	3,796	Term Loan, 5.50%, Maturing June 1, 2016	$3,771,401
American Medical Systems
	118	Term Loan, 2.56%, Maturing July 20, 2012	114,784
AMR Holdco, Inc.
	988	Term Loan, 3.26%, Maturing April 8, 2015	988,734
Ardent Medical Services, Inc.
	2,687	Term Loan, 6.50%, Maturing September 15, 2015	2,669,709
Aveta Holdings LLC
	1,420	Term Loan, 8.00%, Maturing April 14, 2015	1,388,632
	1,420	Term Loan, 8.00%, Maturing April 14, 2015	1,388,632
Biomet, Inc.
	10,285	Term Loan, 3.28%, Maturing March 25, 2015	10,154,797
EUR	1,038	Term Loan, 3.81%, Maturing March 25, 2015	1,407,134
Cardinal Health 409, Inc.
	5,878	Term Loan, 2.51%, Maturing April 10, 2014	5,523,686
Carestream Health, Inc.
	6,105	Term Loan, 2.26%, Maturing April 30, 2013	5,979,715
Carl Zeiss Vision Holding GmbH
	3,331	Term Loan, 1.83%, Maturing October 24, 2014	2,906,123
	370	Term Loan, 4.00%, Maturing September 30, 2019	269,702

See notes to financial statements

Senior Debt Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Health Care (continued)

CDRL MS, Inc.
	2,000	Term Loan, 6.75%, Maturing September 29, 2016	$2,016,250
Community Health Systems, Inc.
	1,076	Term Loan, 2.55%, Maturing July 25, 2014	1,056,698
	21,043	Term Loan, 2.55%, Maturing July 25, 2014	20,675,229
Concentra, Inc.
	2,071	Term Loan, 2.54%, Maturing June 25, 2014	2,014,398
ConMed Corp.
	991	Term Loan, 1.76%, Maturing April 12, 2013	931,604
CRC Health Corp.
	1,330	Term Loan, 2.54%, Maturing February 6, 2013	1,270,129
	1,431	Term Loan, 2.54%, Maturing February 6, 2013	1,366,701
Dako EQT Project Delphi
EUR	1,337	Term Loan, 2.75%, Maturing May 29, 2015	1,600,159
DaVita, Inc.
	6,650	Term Loan, 4.50%, Maturing October 20, 2016	6,713,035
DJO Finance, LLC
	2,182	Term Loan, 3.26%, Maturing May 20, 2014	2,128,056
Fresenius SE
	361	Term Loan, 4.50%, Maturing September 10, 2014	364,506
	633	Term Loan, 4.50%, Maturing September 10, 2014	638,112
Grifols SA
	4,675	Term Loan, Maturing October 15, 2016(5)	4,730,516
Harvard Drug Group, LLC
	118	Term Loan, 6.50%, Maturing April 8, 2016	111,670
	857	Term Loan, 6.50%, Maturing April 8, 2016	812,143
HCA, Inc.
	5,238	Term Loan, 2.54%, Maturing November 18, 2013	5,131,920
	12,561	Term Loan, 3.54%, Maturing March 31, 2017	12,344,974
Health Management Association, Inc.
	10,377	Term Loan, 2.04%, Maturing February 28, 2014	10,153,363
Iasis Healthcare, LLC
	259	Term Loan, 2.25%, Maturing March 14, 2014	252,231
	950	Term Loan, 2.26%, Maturing March 14, 2014	924,584
	2,745	Term Loan, 2.26%, Maturing March 14, 2014	2,671,347
Ikaria Acquisition, Inc.
	2,000	Term Loan, 7.00%, Maturing May 16, 2016	1,919,166
IM U.S. Holdings, LLC
	3,797	Term Loan, 2.27%, Maturing June 26, 2014	3,671,647
	1,986	Term Loan - Second Lien, 4.51%, Maturing June 26, 2015	1,928,462
IMS Health, Inc.
	2,995	Term Loan, 5.25%, Maturing February 26, 2016	3,028,864
inVentiv Health, Inc.
	1,771	Term Loan, 6.50%, Maturing August 4, 2016	1,783,011
Lifepoint Hospitals, Inc.
	2,242	Term Loan, 3.07%, Maturing April 15, 2015	2,243,957
MPT Operating Partnership, L.P.
	2,519	Term Loan, 5.00%, Maturing May 17, 2016	2,518,688
MultiPlan, Inc.
	5,796	Term Loan, 6.50%, Maturing August 26, 2017	5,827,698
Mylan, Inc.
	3,416	Term Loan, 3.56%, Maturing October 2, 2014	3,426,017
National Mentor Holdings, Inc.
	190	Term Loan, 2.15%, Maturing June 29, 2013	176,834
	3,073	Term Loan, 2.29%, Maturing June 29, 2013	2,854,227
Nyco Holdings
	944	Term Loan, 4.01%, Maturing December 29, 2014	879,458
EUR	2,189	Term Loan, 4.60%, Maturing December 29, 2014	2,867,743
EUR	2,189	Term Loan, 5.35%, Maturing December 29, 2015	2,867,038
	944	Term Loan - Second Lien, 4.76%, Maturing December 29, 2015	879,190
Prime Healthcare Services, Inc.
	5,473	Term Loan, 7.25%, Maturing April 22, 2015	5,253,600
RadNet Management, Inc.
	2,562	Term Loan, 5.75%, Maturing April 1, 2016	2,531,700
ReAble Therapeutics Finance, LLC
	4,305	Term Loan, 2.26%, Maturing November 16, 2013	4,222,497
RehabCare Group, Inc.
	1,763	Term Loan, 6.00%, Maturing November 24, 2015	1,770,702
Select Medical Holdings Corp.
	5,568	Term Loan, 4.09%, Maturing August 22, 2014	5,556,135
Skillsoft Corp.
	2,993	Term Loan, 6.50%, Maturing May 26, 2017	3,023,673
Sunrise Medical Holdings, Inc.
EUR	1,160	Term Loan, 8.00%, Maturing May 13, 2014	1,493,609
TZ Merger Sub., Inc. (TriZetto)
	964	Term Loan, 6.75%, Maturing August 4, 2015	964,470
Universal Health Services, Inc.
	5,025	Term Loan, Maturing July 28, 2016(5)	5,082,411
Vanguard Health Holding Co., LLC
	3,781	Term Loan, 5.00%, Maturing January 29, 2016	3,790,083
VWR Funding, Inc.
	5,298	Term Loan, 2.76%, Maturing June 30, 2014	5,106,224

			$190,137,778

Home Furnishings — 0.8%

Hunter Fan Co.
	1,207	Term Loan, 2.76%, Maturing April 16, 2014	$1,060,598
Interline Brands, Inc.
	2,635	Term Loan, 2.01%, Maturing June 23, 2013	2,529,913
	717	Term Loan, 2.01%, Maturing June 23, 2013	688,696

See notes to financial statements

Senior Debt Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Home Furnishings (continued)

National Bedding Co., LLC
	3,924	Term Loan, 2.38%, Maturing February 28, 2013	$3,791,534
Oreck Corp.
	237	Term Loan - Second Lien, 3.79%, Maturing March 19, 2016(7)	189,826
Sanitec Europe OY
EUR	2,321	Term Loan, 2.50%, Maturing June 24, 2016	2,576,008

			$10,836,575

Industrial Equipment — 2.7%

Brand Energy and Infrastructure Services, Inc.
	1,000	Term Loan, 2.56%, Maturing February 7, 2014	$946,250
	1,083	Term Loan, 3.56%, Maturing February 7, 2014	1,031,462
Bucyrus International, Inc.
	3,085	Term Loan, 4.50%, Maturing February 19, 2016	3,121,778
EPD Holdings, (Goodyear Engineering Products)
	447	Term Loan, 2.76%, Maturing July 31, 2014	388,759
	3,119	Term Loan, 2.76%, Maturing July 31, 2014	2,714,315
	1,000	Term Loan - Second Lien, 6.01%, Maturing July 13, 2015	789,375
Generac Acquisition Corp.
	1,387	Term Loan, 2.79%, Maturing November 11, 2013	1,312,520
Gleason Corp.
	2,340	Term Loan, 2.07%, Maturing June 30, 2013	2,304,692
Jason, Inc.
	230	Term Loan, 8.25%, Maturing September 21, 2014	226,366
	588	Term Loan, 8.25%, Maturing September 21, 2014	578,041
John Maneely Co.
	5,846	Term Loan, 3.54%, Maturing December 9, 2013	5,724,517
KION Group GmbH
	1,777	Term Loan, 4.01%, Maturing December 23, 2014(2)	1,432,029
EUR	527	Term Loan, 4.60%, Maturing December 23, 2014(2)	604,004
	1,777	Term Loan, 4.26%, Maturing December 23, 2015(2)	1,432,029
EUR	488	Term Loan, 4.85%, Maturing December 29, 2015(2)	558,627
Pinafore, LLC
	4,725	Term Loan, 6.75%, Maturing September 29, 2016	4,786,647
Polypore, Inc.
	8,036	Term Loan, 2.26%, Maturing July 3, 2014	7,870,313
EUR	719	Term Loan, 2.80%, Maturing July 3, 2014	945,468

			$36,767,192

Insurance — 2.4%

Alliant Holdings I, Inc.
	5,000	Term Loan, 0.50%, Maturing August 21, 2012(3)	$4,600,000
	978	Term Loan, 3.29%, Maturing August 21, 2014	951,508
AmWINS Group, Inc.
	1,947	Term Loan, 2.80%, Maturing June 8, 2013	1,817,106
Applied Systems, Inc.
	1,888	Term Loan, 2.76%, Maturing September 26, 2013	1,785,604
CCC Information Services Group, Inc.
	3,913	Term Loan, 2.51%, Maturing February 10, 2013	3,821,938
Conseco, Inc.
	7,167	Term Loan, 7.50%, Maturing October 10, 2013	7,079,826
Crump Group, Inc.
	1,951	Term Loan, 3.26%, Maturing August 1, 2014	1,836,273
HUB International Holdings, Inc.
	855	Term Loan, 2.79%, Maturing June 13, 2014	819,781
	3,802	Term Loan, 2.79%, Maturing June 13, 2014	3,647,023
	1,337	Term Loan, 6.75%, Maturing June 13, 2014	1,326,476
U.S.I. Holdings Corp.
	4,654	Term Loan, 2.76%, Maturing May 5, 2014	4,367,263

			$32,052,798

Leisure Goods / Activities / Movies — 5.5%

24 Hour Fitness Worldwide, Inc.
	998	Term Loan, 6.75%, Maturing April 22, 2016	$954,795
AMC Entertainment, Inc.
	4,948	Term Loan, 1.76%, Maturing January 28, 2013	4,881,816
Bombardier Recreational Products
	5,651	Term Loan, 3.39%, Maturing June 28, 2013	5,078,506
Carmike Cinemas, Inc.
	5,525	Term Loan, 5.50%, Maturing January 27, 2016	5,556,919
Cedar Fair, L.P.
	5,237	Term Loan, 5.50%, Maturing December 15, 2016	5,312,605
CFV I, LLC/Hicks Sports Group
	172	Term Loan, 11.77%, Maturing December 1, 2010(2)(3)	178,174
Cinemark, Inc.
	9,201	Term Loan, 3.55%, Maturing April 29, 2016	9,235,406
Deluxe Entertainment Services
	96	Term Loan, 6.01%, Maturing May 11, 2013	91,785
	1,592	Term Loan, 6.25%, Maturing May 11, 2013	1,514,446
Fender Musical Instruments Corp.
	535	Term Loan, 2.54%, Maturing June 9, 2014	462,669
	270	Term Loan, 2.55%, Maturing June 9, 2014	233,727
Formula One (Alpha D2, Ltd.)
	2,400	Term Loan - Second Lien, 3.80%, Maturing June 30, 2014	2,117,100
Metro-Goldwyn-Mayer Holdings, Inc.
	8,746	Term Loan, 0.00%, Maturing April 9, 2012(6)	4,096,269
National CineMedia, LLC
	2,700	Term Loan, 2.05%, Maturing February 13, 2015	2,624,063

See notes to financial statements

Senior Debt Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Leisure Goods / Activities / Movies (continued)

Regal Cinemas Corp.
	7,837	Term Loan, 3.79%, Maturing November 21, 2016	$7,869,518
Revolution Studios Distribution Co., LLC
	3,479	Term Loan, 4.01%, Maturing December 21, 2014	2,748,682
	2,825	Term Loan - Second Lien, 7.26%, Maturing June 21, 2015(7)	1,327,750
Six Flags Theme Parks, Inc.
	5,926	Term Loan, 6.00%, Maturing June 30, 2016	5,959,441
Sram, LLC
	879	Term Loan, 5.01%, Maturing April 30, 2015	881,509
SW Acquisition Co., Inc.
	4,317	Term Loan, 5.75%, Maturing June 1, 2016	4,354,479
Universal City Development Partners, Ltd.
	6,014	Term Loan, 5.50%, Maturing November 6, 2014	6,071,836
Zuffa, LLC
	2,957	Term Loan, 2.31%, Maturing June 19, 2015	2,820,702

			$74,372,197

Lodging and Casinos — 4.1%

Ameristar Casinos, Inc.
	3,453	Term Loan, 3.54%, Maturing November 10, 2012	$3,452,094
Choctaw Resort Development Enterprise
	876	Term Loan, 7.25%, Maturing November 4, 2011	868,811
Full Moon Holdco 3, Ltd.
GBP	500	Term Loan, 4.52%, Maturing November 20, 2014	722,727
GBP	500	Term Loan, 5.02%, Maturing November 20, 2015	722,727
Gala Electric Casinos, Ltd.
GBP	2,250	Term Loan, 4.90%, Maturing December 12, 2014	3,405,712
GBP	2,250	Term Loan, 5.40%, Maturing December 12, 2014	3,405,712
Gateway Casinos & Entertainment
	1,354	Term Loan, 10.50%, Maturing September 16, 2014	1,357,716
Harrah’s Operating Co.
	3,622	Term Loan, 3.29%, Maturing January 28, 2015	3,206,918
	2,000	Term Loan, 3.29% Maturing January 28, 2015	1,767,750
	993	Term Loan, 9.50%, Maturing October 31, 2016	1,034,819
Herbst Gaming, Inc.
	2,411	Term Loan, 0.00%, Maturing January 2, 2014(6)	1,363,454
	4,611	Term Loan, 0.00%, Maturing January 2, 2014(6)	2,607,022
Isle of Capri Casinos, Inc.
	1,467	Term Loan, 5.00%, Maturing November 25, 2013	1,439,184
	1,908	Term Loan, 5.00%, Maturing November 25, 2013	1,871,967
	4,770	Term Loan, 5.00%, Maturing November 25, 2013	4,679,920
Las Vegas Sands, LLC
	1,834	Term Loan, 3.03%, Maturing November 23, 2016	1,717,487
	7,262	Term Loan, 3.03%, Maturing November 23, 2016	6,804,278
LodgeNet Entertainment Corp.
	3,424	Term Loan, 2.29%, Maturing April 4, 2014	3,258,530
Penn National Gaming, Inc.
	8,919	Term Loan, 2.03%, Maturing October 3, 2012	8,871,760
Tropicana Entertainment, Inc.
	210	Term Loan, 15.00%, Maturing December 29, 2012	232,097
VML US Finance, LLC
	728	Term Loan, 4.78%, Maturing May 25, 2012	728,225
	1,260	Term Loan, 4.78%, Maturing May 27, 2013	1,260,747

			$54,779,657

Nonferrous Metals / Minerals — 1.2%

Euramax International, Inc.
	1,079	Term Loan, 10.00%, Maturing June 29, 2013	$1,019,264
	1,022	Term Loan, 14.00%, Maturing June 29, 2013(2)	965,762
EUR	707	Term Loan, 10.00%, Maturing June 29, 2015	932,204
EUR	677	Term Loan, 14.00%, Maturing June 29, 2015(2)	892,543
Fairmount Minerals, Ltd.
	2,225	Term Loan, 6.25%, Maturing August 5, 2016	2,253,740
Noranda Aluminum Acquisition
	699	Term Loan, 2.05%, Maturing May 18, 2014	681,764
Novelis, Inc.
	1,911	Term Loan, 2.26%, Maturing July 6, 2014	1,880,266
	4,204	Term Loan, 2.26%, Maturing July 7, 2014	4,136,870
Oxbow Carbon and Mineral Holdings
	3,684	Term Loan, 2.29%, Maturing May 8, 2014	3,571,070

			$16,333,483

Oil and Gas — 2.7%

Big West Oil, LLC
	969	Term Loan, 12.00%, Maturing July 23, 2015	$986,309
CGGVeritas Services, Inc.
	1,862	Term Loan, 5.50%, Maturing January 12, 2016	1,868,096
CITGO Petroleum Corp.
	1,308	Term Loan, 8.00%, Maturing June 24, 2015	1,334,443
	5,935	Term Loan, 9.00%, Maturing June 15, 2017	6,109,469
Crestwood Holdings, LLC
	1,100	Term Loan, 10.50%, Maturing September 30, 2016	1,115,125
Dresser, Inc.
	5,668	Term Loan, 2.61%, Maturing May 4, 2014	5,650,012
Dynegy Holdings, Inc.
	1,040	Term Loan, 4.01%, Maturing April 2, 2013	1,028,548
	8,083	Term Loan, 4.01%, Maturing April 2, 2013	7,997,322
Enterprise GP Holdings, L.P.
	3,259	Term Loan, 2.51%, Maturing November 10, 2014	3,252,390

See notes to financial statements

Senior Debt Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Oil and Gas (continued)

Hercules Offshore, Inc.
	1	Term Loan, 6.00%, Maturing July 11, 2013	$1,252
Precision Drilling Corp.
	851	Term Loan, 4.26%, Maturing December 23, 2013	845,516
SemGroup Corp.
	2,673	Term Loan, 1.58%, Maturing November 30, 2012	2,694,172
Sheridan Production Partners I, LLC
	253	Term Loan, 7.50%, Maturing April 20, 2017	253,689
	415	Term Loan, 7.50%, Maturing April 20, 2017	415,335
	3,129	Term Loan, 7.50%, Maturing April 20, 2017	3,134,407

			$36,686,085

Publishing — 5.2%

American Media Operations, Inc.
	4,720	Term Loan, 10.00%, Maturing January 30, 2013(2)	$4,666,418
Aster Zweite Beteiligungs GmbH
	2,475	Term Loan, 2.71%, Maturing September 27, 2013	2,312,578
Black Press US Partnership
	559	Term Loan, 2.30%, Maturing August 2, 2013	500,516
	921	Term Loan, 2.30%, Maturing August 2, 2013	824,379
GateHouse Media Operating, Inc.
	2,058	Term Loan, 2.26%, Maturing August 28, 2014	760,291
	4,828	Term Loan, 2.26%, Maturing August 28, 2014	1,783,898
	4,216	Term Loan, 2.51%, Maturing August 28, 2014	1,557,854
Getty Images, Inc.
	3,094	Term Loan, 6.25%, Maturing July 2, 2015	3,102,244
Laureate Education, Inc.
	641	Term Loan, 3.54%, Maturing August 17, 2014	602,475
	4,283	Term Loan, 3.54%, Maturing August 17, 2014	4,023,082
	990	Term Loan, 7.00%, Maturing August 31, 2014	983,318
MediaNews Group, Inc.
	891	Term Loan, 8.50%, Maturing March 19, 2014	845,388
Merrill Communications, LLC
	5,366	Term Loan, 8.50%, Maturing December 24, 2012	5,191,637
Nelson Education, Ltd.
	1,466	Term Loan, 2.79%, Maturing July 5, 2014	1,311,780
Newspaper Holdings, Inc.
	7,868	Term Loan, 1.81%, Maturing July 24, 2014	4,720,555
Nielsen Finance, LLC
	7,764	Term Loan, 2.26%, Maturing August 9, 2013	7,610,559
	1,878	Term Loan, 4.01%, Maturing May 2, 2016	1,852,118
	4,683	Term Loan, 4.01%, Maturing May 2, 2016	4,639,698
Penton Media, Inc.
	1,748	Term Loan, 5.00%, Maturing August 1, 2014(2)	1,310,871
Source Interlink Companies, Inc.
	905	Term Loan, 10.75%, Maturing June 18, 2013	863,808
	555	Term Loan, 15.00%, Maturing March 18, 2014(2)	349,423
Source Media, Inc.
	1,882	Term Loan, 7.00%, Maturing November 8, 2011	1,801,719
Star Tribune Co. (The)
	251	Term Loan, 8.00%, Maturing September 28, 2014	227,087
	167	Term Loan, 8.00%, Maturing September 29, 2014	151,391
TL Acquisitions, Inc.
	995	Term Loan, 2.54%, Maturing July 3, 2014	910,816
Trader Media Corp.
GBP	4,251	Term Loan, 2.57%, Maturing March 23, 2015	6,556,533
Xsys, Inc.
	3,796	Term Loan, 2.71%, Maturing September 27, 2013	3,546,678
	3,877	Term Loan, 2.71%, Maturing September 27, 2014	3,622,658
EUR	1,226	Term Loan, 3.39%, Maturing September 27, 2014	1,626,161
	1,290	Term Loan - Second Lien, 4.94%, Maturing September 27, 2015	1,204,631

			$69,460,564

Radio and Television — 3.7%

Block Communications, Inc.
	1,760	Term Loan, 2.29%, Maturing December 22, 2011	$1,671,747
CMP Susquehanna Corp.
	3,865	Term Loan, 2.31%, Maturing May 5, 2013	3,465,909
Gray Television, Inc.
	1,472	Term Loan, 3.76%, Maturing December 31, 2014	1,431,159
LBI Media, Inc.
	1,910	Term Loan, 1.76%, Maturing March 31, 2012	1,804,950
Live Nation Worldwide, Inc.
	5,348	Term Loan, 4.50%, Maturing November 7, 2016	5,334,755
Mission Broadcasting, Inc.
	1,235	Term Loan, 5.00%, Maturing September 30, 2016	1,235,154
NEP II, Inc.
	974	Term Loan, 2.30%, Maturing February 16, 2014	934,677
New Young Broadcasting Holding Co., Inc.
	433	Term Loan, 8.00%, Maturing June 30, 2015	434,320
Nexstar Broadcasting, Inc.
	1,932	Term Loan, 5.01%, Maturing September 30, 2016	1,931,908
Raycom TV Broadcasting, LLC
	7,811	Term Loan, 1.81%, Maturing June 25, 2014	7,263,998
Spanish Broadcasting System, Inc.
	6,001	Term Loan, 2.04%, Maturing June 11, 2012	5,765,719
Univision Communications, Inc.
	8,009	Term Loan, 2.51%, Maturing September 29, 2014	7,583,117
	8,009	Term Loan, 4.51%, Maturing March 31, 2017	7,568,004

See notes to financial statements

Senior Debt Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Radio and Television (continued)

Weather Channel
	3,657	Term Loan, 5.00%, Maturing September 14, 2015	$3,678,873

			$50,104,290

Rail Industries — 0.4%

Kansas City Southern Railway Co.
	5,055	Term Loan, 2.05%, Maturing April 26, 2013	$4,944,626

			$4,944,626

Retailers (Except Food and Drug) — 2.8%

American Achievement Corp.
	323	Term Loan, 6.26%, Maturing March 25, 2011	$320,951
Amscan Holdings, Inc.
	1,456	Term Loan, 2.54%, Maturing May 25, 2013	1,406,445
Dollar General Corp.
	1,000	Term Loan, 3.02%, Maturing July 7, 2014	990,486
Harbor Freight Tools USA, Inc.
	2,060	Term Loan, 5.02%, Maturing February 24, 2016	2,062,085
Mapco Express, Inc.
	378	Term Loan, 6.50%, Maturing April 28, 2011	370,506
Neiman Marcus Group, Inc.
	4,664	Term Loan, 2.29%, Maturing April 5, 2013	4,557,363
Orbitz Worldwide, Inc.
	3,684	Term Loan, 3.28%, Maturing July 25, 2014	3,588,685
Oriental Trading Co., Inc.
	1,000	Term Loan - Second Lien, 0.00%, Maturing January 31, 2014(6)	33,750
Pilot Travel Centers, LLC
	2,394	Term Loan, 5.25%, Maturing June 30, 2016	2,429,947
Rent-A-Center, Inc.
	120	Term Loan, 2.02%, Maturing June 30, 2012	119,844
	2,138	Term Loan, 3.30%, Maturing March 31, 2015	2,143,818
Rover Acquisition Corp.
	2,895	Term Loan, 2.53%, Maturing October 25, 2013	2,839,942
Savers, Inc.
	2,761	Term Loan, 5.75%, Maturing March 11, 2016	2,771,479
Visant Corp.
	2,400	Term Loan, 7.00%, Maturing December 22, 2016	2,423,501
Vivarte
EUR	2,728	Term Loan, 2.74%, Maturing March 9, 2015	3,212,937
EUR	2,728	Term Loan, 3.24%, Maturing March 8, 2016	3,212,937
EUR	22	Term Loan - Second Lien, 4.24%, Maturing September 8, 2016	25,873
EUR	154	Term Loan - Second Lien, 4.24%, Maturing September 8, 2016	159,040
EUR	1,582	Term Loan - Second Lien, 4.24%, Maturing September 8, 2016	1,635,838
Yankee Candle Company, Inc. (The)
	3,443	Term Loan, 2.26%, Maturing February 6, 2014	3,342,881

			$37,648,308

Surface Transport — 0.2%

CEVA Group PLC U.S.
	638	Term Loan, 3.26%, Maturing November 4, 2013	$573,519
Swift Transportation Co., Inc.
	2,275	Term Loan, 8.25%, Maturing May 9, 2014	2,240,878

			$2,814,397

Telecommunications — 4.3%

Alaska Communications Systems Holdings, Inc.
	4,025	Term Loan, 6.25%, Maturing October 15, 2016	$4,050,993
Asurion Corp.
	8,440	Term Loan, 3.28%, Maturing July 3, 2014	7,897,496
	2,000	Term Loan, Maturing March 31, 2015(5)	1,966,876
	1,000	Term Loan - Second Lien, 6.76%, Maturing July 3, 2015	935,625
BCM Luxembourg, Ltd.
EUR	2,000	Term Loan - Second Lien, 5.10%, Maturing March 31, 2016	2,128,822
Cellular South, Inc.
	3,320	Term Loan, 2.05%, Maturing May 29, 2014	3,236,741
	1,129	Term Loan, 2.06%, Maturing May 29, 2014	1,101,217
CommScope, Inc.
	2,196	Term Loan, 2.79%, Maturing December 26, 2014	2,196,961
Intelsat Corp.
	7,259	Term Loan, 2.79%, Maturing January 3, 2014	7,087,119
	7,259	Term Loan, 2.79%, Maturing January 3, 2014	7,087,119
	7,261	Term Loan, 2.79%, Maturing January 3, 2014	7,089,306
Intelsat Subsidiary Holding Co.
	2,639	Term Loan, 2.79%, Maturing July 3, 2013	2,575,889
IPC Systems, Inc.
	1,310	Term Loan, 2.53%, Maturing May 31, 2014	1,181,633
GBP	214	Term Loan, 2.99%, Maturing May 31, 2014	303,890
Macquarie UK Broadcast Ventures, Ltd.
GBP	2,508	Term Loan, 2.57%, Maturing December 1, 2014	3,390,035
NTelos, Inc.
	1,980	Term Loan, 5.75%, Maturing August 7, 2015	1,992,381
Telesat Canada, Inc.
	167	Term Loan, 3.26%, Maturing October 31, 2014	164,298
	1,944	Term Loan, 3.26%, Maturing October 31, 2014	1,912,786

See notes to financial statements

Senior Debt Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

	Principal
	Amount*
	(000’s omitted)	Borrower/Tranche Description	Value

Telecommunications (continued)

TowerCo Finance, LLC
	943	Term Loan, 6.00%, Maturing November 24, 2014	$953,876

			$57,253,063

Utilities — 2.9%

AEI Finance Holding, LLC
	738	Revolving Loan, 3.29%, Maturing March 30, 2012	$717,202
	4,765	Term Loan, 3.29%, Maturing March 30, 2014	4,628,326
BRSP, LLC
	1,458	Term Loan, 7.50%, Maturing June 4, 2014	1,464,964
Calpine Corp.
	3,298	Term Loan, 3.17%, Maturing March 29, 2014	3,287,220
Covanta Energy Corp.
	1,959	Term Loan, 1.86%, Maturing February 10, 2014	1,906,295
	1,000	Term Loan, 1.93%, Maturing February 10, 2014	972,522
New Development Holdings, Inc.
	1,995	Term Loan, 7.00%, Maturing July 3, 2017	2,036,771
NRG Energy, Inc.
	1,172	Term Loan, 1.78%, Maturing February 1, 2013	1,148,877
	2	Term Loan, 1.79%, Maturing February 1, 2013	2,140
	4,414	Term Loan, 3.54%, Maturing August 31, 2015	4,418,696
	5,704	Term Loan, 3.54%, Maturing August 31, 2015	5,670,775
TXU Texas Competitive Electric Holdings Co., LLC
	987	Term Loan, 3.76%, Maturing October 10, 2014	776,741
	2,440	Term Loan, 3.76%, Maturing October 10, 2014	1,921,053
	10,311	Term Loan, 3.92%, Maturing October 10, 2014	8,111,926
Vulcan Energy Corp.
	2,169	Term Loan, 5.50%, Maturing September 29, 2015	2,187,764

			$39,251,272

Total Senior Floating-Rate Interests
(identified cost $1,677,335,256)			$1,640,265,490

Corporate Bonds & Notes — 2.6%

	Principal
	Amount*
	(000’s omitted)	Security	Value

Aerospace and Defense — 0.2%

International Lease Finance Corp., Sr. Notes
	750	6.50%, 9/1/14(8)	$813,750
	750	6.75%, 9/1/16(8)	821,250
	750	7.125%, 9/1/18(8)	828,750

			$2,463,750

Building and Development — 0.7%

Grohe Holding GmbH, Variable Rate
EUR	7,500	3.857%, 1/15/14(9)	$9,942,672

			$9,942,672

Cable and Satellite Television — 0.4%

Virgin Media Finance PLC, Sr. Notes
	5,000	6.50%, 1/15/18	$5,387,500

			$5,387,500

Chemicals and Plastics — 0.0%(14)

Wellman Holdings, Inc., Sr. Sub. Notes
	715	5.00%, 1/29/19(2)(7)	$0

			$0

Ecological Services and Equipment — 0.0%(14)

Environmental Systems Product Holdings, Inc., Jr. Notes
	87	18.00%, 3/31/15(7)	$74,220

			$74,220

Electronics / Electrical — 0.2%

NXP BV/NXP Funding, LLC, Variable Rate
	2,300	3.039%, 10/15/13	$2,193,625

			$2,193,625

Financial Intermediaries — 0.1%

First Data Corp., Sr. Notes
	1,900	8.875%, 8/15/20(8)	$2,006,875

			$2,006,875

Leisure Goods / Activities /Movies — 0.3%

MU Finance PLC, Sr. Notes
	4,000	8.375%, 2/1/17(8)	$4,010,000

			$4,010,000

See notes to financial statements

Senior Debt Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal
Amount*
(000’s omitted)	Security	Value

Utilities — 0.7%

Calpine Corp., Sr. Notes
9,025	7.50%, 2/15/21(8)	$9,284,469

		$9,284,469

Total Corporate Bonds & Notes
(identified cost $34,285,504)		$35,363,111

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value

$1,062	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 2.439%, 6/15/29(8)(10)	$1,061,658
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.854%, 8/11/16(8)(10)	706,057

Total Asset-Backed Securities
(identified cost $2,062,295)		$1,767,715

Common Stocks — 1.5%

Shares	Security	Value

Automotive — 0.2%

48,926	Dayco Products, LLC(11)(12)	$2,164,975
44,747	Hayes Lemmerz International, Inc. (7)(11)(12)	400,486

		$2,565,461

Building and Development — 0.1%

4,766	Lafarge Roofing(7)(11)(12)	$0
4,766	Lafarge Roofing(7)(11)(12)	0
4,766	Lafarge Roofing(7)(11)(12)	0
1,646	United Subcontractors, Inc.(7)(11)(12)	144,713
7,595	WCI Communities, Inc.(11)(12)	645,595

		$790,308

Chemicals and Plastics — 0.1%

3,877	Vita Cayman II, Ltd.(11)(12)	$1,200,612
662	Wellman Holdings, Inc.(7)(11)(12)	0

		$1,200,612

Ecological Services and Equipment — 0.0%(14)

1,242	Environmental Systems Products Holdings, Inc.(7)(12)(13)	$10,979

		$10,979

Food Service — 0.0%(14)

66,567	Buffets, Inc.(12)	$282,910

		$282,910

Home Furnishings — 0.1%

4,230	Oreck Corp.(7)(11)(12)	$357,773
157,438	Sanitec Europe Oy B Units(11)(12)	657,367
154,721	Sanitec Europe Oy E Units(7)(11)(12)	0

		$1,015,140

Investment Services — 0.0%(14)

20,048	Safelite Realty Corp.(7)(13)	$0

		$0

Lodging and Casinos — 0.0%(14)

40,751	Tropicana Entertainment, Inc.(11)(12)	$583,249

		$583,249

Publishing — 0.9%

13,247	Ion Media Networks, Inc.(11)(12)	$5,530,622
66,239	MediaNews Group, Inc.(11)(12)	1,192,300
6,140	Philadelphia Newspaper, LLC(7)(11)(12)	414,143
247,269	Reader’s Digest Association, Inc. (The)(11)(12)	5,155,559
2,290	Source Interlink Companies, Inc.(7)(11)(12)	52,487
6,089	Star Tribune Media Holdings Co.(12)	127,869
16,600	SuperMedia, Inc.(12)	109,228

		$12,582,208

Radio and Television — 0.1%

714	New Young Broadcasting Holding Co., Inc.(11)(12)	$1,535,100

		$1,535,100

Total Common Stocks
(identified cost $15,467,215)		$20,565,967

See notes to financial statements

Senior Debt Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Preferred Stocks — 0.0%(14)

Shares	Security	Value

Ecological Services and Equipment — 0.0%(14)

569	Environmental Systems Products Holdings, Inc., Series A(7)(12)(13)	$65,759

		$65,759

Total Preferred Stocks
(identified cost $9,957)		$65,759

Warrants — 0.0%(14)

Shares	Security	Value

Radio and Television — 0.0%(14)

7	New Young Broadcasting Holding Co., Inc. Expires 12/24/24(11)(12)	$15,050

		$15,050

Total Warrants
(identified cost $12,030)		$15,050

Short-Term Investments — 2.5%

Interest/
Principal
Amount
(000’s omitted)	Description	Value

$28,276	Eaton Vance Cash Reserves Fund, LLC, 0.22%(15)(16)	$28,275,874
5,215	State Street Bank and Trust Euro Time Deposit, 0.01%, 11/1/10	5,215,139

Total Short-Term Investments
(identified cost $33,491,013)		$33,491,013

Total Investments — 128.4%
(identified cost $1,762,663,270)		$1,731,534,105

Less Unfunded Loan Commitments — (1.0)%		$(14,093,150)

Net Investments — 127.4%
(identified cost $1,748,570,120)		$1,717,440,955

Other Assets, Less Liabilities — (27.4)%		$(369,745,647)

Net Assets — 100.0%		$1,347,695,308

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP - Debtor In Possession

EUR - Euro

GBP - British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(4)	Defaulted matured security. Interest rate has been adjusted to reflect non-accrual status.

(5)	This Senior Loan will settle after October 31, 2010, at which time the interest rate will be determined.

(6)	Currently the issuer is in default with respect to interest payments. Interest rate has been adjusted to reflect non-accrual status.

(7)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2010, the aggregate value of these securities is $19,532,809 or 1.4% of the Portfolio’s net assets.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2010.

See notes to financial statements

Senior Debt Portfolio as of October 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Non-income producing security.

(13)	Restricted security (see Note 5).

(14)	Amount is less than 0.05%.

(15)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2010.

(16)	Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the year ended October 31, 2010 was $36,524 and $0, respectively.

See notes to financial statements

Senior Debt Portfolio as of October 31, 2010

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2010

Assets

Unaffiliated investments, at value (identified cost, $1,720,294,246)	$1,689,165,081
Affiliated investment, at value (identified cost, $28,275,874)	28,275,874
Foreign currency, at value (identified cost, $2,321,904)	2,321,436
Interest receivable	7,160,719
Interest receivable from affiliated investment	4,569
Receivable for investments sold	21,973,908
Receivable for open forward foreign currency exchange contracts	55,881
Prepaid expenses	13,855
Other assets	34,234

Total assets	$1,749,005,557

Liabilities

Notes payable	$360,000,000
Payable for investments purchased	37,674,033
Payable for open forward foreign currency exchange contracts	1,959,929
Payable to affiliates:
Investment adviser fee	688,433
Trustees’ fees	4,208
Accrued expenses	983,646

Total liabilities	$401,310,249

Net Assets applicable to investors’ interest in Portfolio	$1,347,695,308

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$1,380,308,021
Net unrealized depreciation	(32,612,713)

Total	$1,347,695,308

Statement of Operations

For the Year Ended
October 31, 2010

Investment Income

Interest	$83,776,692
Interest allocated from affiliated investments	53,055
Expenses allocated from affiliated investments	(16,531)

Total investment income	$83,813,216

Expenses

Investment adviser fee	$7,962,299
Trustees’ fees and expenses	50,500
Custodian fee	788,906
Legal and accounting services	466,382
Interest expense and fees	7,289,638
Miscellaneous	95,001

Total expenses	$16,652,726

Deduct —
Reduction of custodian fee	$58

Total expense reductions	$58

Net expenses	$16,652,668

Net investment income	$67,160,548

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(42,678,881)
Investment transactions allocated from affiliated investments	36,707
Foreign currency and forward foreign currency exchange contract transactions	9,917,868

Net realized loss	$(32,724,306)

Change in unrealized appreciation (depreciation) —
Investments	$139,201,009
Foreign currency and forward foreign currency exchange contracts	(2,192,229)

Net change in unrealized appreciation (depreciation)	$137,008,780

Net realized and unrealized gain	$104,284,474

Net increase in net assets from operations	$171,445,022

See notes to financial statements

Senior Debt Portfolio as of October 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Year Ended	Year Ended
in Net Assets	October 31, 2010	October 31, 2009

From operations —
Net investment income	$67,160,548	$64,865,392
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(32,724,306)	(139,173,614)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	137,008,780	431,917,179

Net increase in net assets from operations	$171,445,022	$357,608,957

Capital transactions —
Contributions	$31,692,604	$39,030,192
Withdrawals	(118,970,455)	(252,416,134)

Net decrease in net assets from capital transactions	$(87,277,851)	$(213,385,942)

Net increase in net assets	$84,167,171	$144,223,015

Net Assets

At beginning of year	$1,263,528,137	$1,119,305,122

At end of year	$1,347,695,308	$1,263,528,137

Statement of Cash Flows

Cash Flows From	Year Ended
Operating Activities	October 31, 2010

Net increase in net assets from operations	$171,445,022
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(616,064,890)
Investments sold and principal repayments	674,285,136
Increase in short-term investments, net	(7,789,700)
Net amortization/accretion of premium (discount)	(14,006,572)
Amortization of structuring and renewal fees on notes payable	1,320,880
Increase in interest receivable	(710,276)
Increase in interest receivable from affiliated investment	(4,569)
Increase in receivable for investments sold	(8,722,027)
Decrease in receivable for open forward foreign currency exchange contracts	391,987
Decrease in prepaid expenses	38,154
Increase in other assets	(13,812)
Decrease in payable for investments purchased	(17,713,187)
Increase in payable for open forward foreign currency exchange contracts	1,765,670
Increase in payable to affiliate for investment adviser fee	30,001
Increase in accrued expenses	76,759
Decrease in unfunded loan commitments	(3,063,432)
Net change in unrealized (appreciation) depreciation from investments	(139,201,009)
Net realized loss from investments	42,678,881

Net cash provided by operating activities	$84,743,016

Cash Flows From Financing Activities

Proceeds from notes payable	$60,000,000
Repayment of notes payable	(65,000,000)
Proceeds from capital contributions	31,692,604
Payments for capital withdrawals	(118,970,455)
Payment of structuring fee on notes payable	(200,000)

Net cash used in financing activities	$(92,477,851)

Net decrease in cash*	$(7,734,835)

Cash at beginning of year(1)	$10,056,271

Cash at end of year(1)	$2,321,436

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$6,161,597

(1) Balance includes foreign currency, at value.

*   Includes net change in unrealized appreciation (depreciation) on foreign currency of $35,084.

See notes to financial statements

Senior Debt Portfolio as of October 31, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Year Ended October 31,					Year Ended November 30,
				Period Ended
	2010	2009	2008	October 31, 2007(1)		2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction excluding interest and fees(2)	0.72%	0.76%	0.66%	0.58	%(3)	0.51%	0.50%
Interest and fee expense	0.56%	1.31%	0.98%	0.70	%(3)	0.01%	0.00	%(4)
Total expenses	1.28%	2.07%	1.64%	1.28	%(3)	0.52%	0.50%
Net investment income	5.15%	5.97%	7.01%	7.18	%(3)	6.57%	5.00%
Portfolio Turnover	37%	32%	7%	55	%(5)	51%	65%

Total Return	14.14%	38.19%	(26.81)%	3.89	%(5)	6.88%	5.27%

Net assets, end of year (000’s omitted)	$1,347,695	$1,263,528	$1,119,305	$2,334,369		$2,645,798	$3,054,390

(1)	For the eleven months ended October 31, 2007.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Rounds to less than $0.01%.

(5)	Not annualized.

See notes to financial statements

Senior Debt Portfolio as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2010, Eaton Vance Floating-Rate Advantage Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market

Senior Debt Portfolio as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2010, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Senior Debt Portfolio as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, and at reduced rates as daily gross assets exceed that level, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended October 31, 2010, the Portfolio’s investment adviser fee totaled $7,974,088 of which $11,789 was allocated from Cash Management Portfolio and $7,962,299 was paid or accrued directly by the Portfolio. For the year ended October 31, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio was 0.61% of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $616,064,890 and $674,285,136, respectively, for the year ended October 31, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,749,011,170

Gross unrealized appreciation	$34,324,804
Gross unrealized depreciation	(65,895,019)

Net unrealized depreciation	$(31,570,215)

The net unrealized depreciation on foreign currency transactions at October 31, 2010 on a federal income tax basis was $1,483,548.

Senior Debt Portfolio as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

5   Restricted Securities

At October 31, 2010, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value

Common Stocks

Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	(1)	$10,979
Safelite Realty Corp.	9/29/00 – 11/10/00	20,048	0	(1)	0

			$0		$10,979

Preferred Stocks

Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,957		$65,759

			$9,957		$65,759

Total Restricted Securities			$9,957		$76,738

(1)	Less than $0.50.

6   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Purchases

				Net
Settlement				Unrealized
Date	In Exchange For	Deliver	Counterparty	Appreciation

11/30/10	British Pound Sterling 475,500	United States Dollar 751,105	State Street Bank	$10,658
11/30/10	Euro 3,435,642	United States Dollar 4,734,933	State Street Bank	45,223

				$55,881

Sales

				Net
Settlement				Unrealized
Date	Deliver	In Exchange For	Counterparty	Depreciation

11/30/10	British Pound Sterling 32,539,460	United States Dollar 51,399,656	State Street Bank	$(729,349)
11/30/10	Euro 93,068,395	United States Dollar 128,265,001	State Street Bank	(1,225,034)
11/30/10	Euro 1,625,000	United States Dollar 2,255,386	State Street Bank	(5,546)

				$(1,959,929)

At October 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2010 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$55,881	$(1,959,929)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

Senior Debt Portfolio as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Forward foreign currency exchange contracts	$10,207,592	$(2,157,657)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the year ended October 31, 2010, which is indicative of the volume of this derivative type, was approximately $173,085,000.

7   Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $400 million and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Portfolio also pays a program fee of 0.75% per annum on its outstanding borrowings to administer the facility and a commitment fee of 0.50% per annum on the amount of the facility. Program and commitment fees for the year ended October 31, 2010 totaled $4,737,674 and are included in interest expense in the Statement of Operations. Also included in interest expense is $1,120,880 of amortization of previously paid renewal fees related to the period from November 1, 2009 through February 10, 2010, the date the Agreement was renewed. In connection with the structuring of the Agreement, the Portfolio is obligated to pay a fee of $1 million in quarterly installments of $50,000 through February 2012, of which $250,000 remains outstanding at October 31, 2010. The entire unpaid balance is payable on termination date if the Agreement is terminated by the Portfolio within the first five years and eliminated if the Agreement is terminated by the lenders at their discretion except for an event of default by the Portfolio. At October 31, 2010, the Portfolio had borrowings outstanding under the Agreement of $360,000,000 at an interest rate of 0.32%. The carrying amount of the borrowings at October 31, 2010 approximated its fair value. For the year ended October 31, 2010, the average borrowings under the Agreement and the average interest rate were $356,369,863 and 0.34%, respectively.

8   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9   Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation

Senior Debt Portfolio as of October 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$1,624,654,764	$1,517,576	$1,626,172,340
Corporate Bonds & Notes	—	35,288,891	74,220	35,363,111
Asset-Backed Securities	—	1,767,715	—	1,767,715
Common Stocks	109,228	19,076,158	1,380,581	20,565,967
Preferred Stocks	—	—	65,759	65,759
Warrants	—	15,050	—	15,050
Short-Term Investments	—	33,491,013	—	33,491,013

Net Investments	$109,228	$1,714,293,591	$3,038,136	$1,717,440,955

Forward Foreign Currency Exchange Contracts	$—	$55,881	$—	$55,881

Total	$109,228	$1,714,349,472	$3,038,136	$1,717,496,836

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,959,929)	$—	$(1,959,929)

Total	$—	$(1,959,929)	$—	$(1,959,929)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments
	in Senior	Investments in
	Floating-	Corporate	Investments	Investments
	Rate	Bonds &	in Common	in Preferred
	Interests	Notes	Stocks	Stocks	Total

Balance as of October 31, 2009	$2,494,862	$309,480	$616,321	$45,520	$3,466,183
Realized gains (losses)	(1,372,485)	—	—	(217,432)	(1,589,917)
Change in net unrealized appreciation (depreciation)*	(194,244)	(284,971)	29,045	237,671	(212,499)
Net purchases (sales)	(727,242)	47,700	947,333	—	267,791
Accrued discount (premium)	8,224	2,011	—	—	10,235
Net transfers to (from) Level 3	1,308,461	—	(212,118)	—	1,096,343

Balance as of October 31, 2010	$1,517,576	$74,220	$1,380,581	$65,759	$3,038,136

Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2010*	$(347,410)	$(284,971)	$29,045	$20,239	$(583,097)

*	Amount is included in the related amount on investments in the Statement of Operations.

Senior Debt Portfolio as of October 31, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of Senior Debt Portfolio:
We have audited the accompanying statement of assets and liabilities of Senior Debt Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2010, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the periods presented. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2010, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Senior Debt Portfolio as of October 31, 2010, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 21, 2010

Eaton Vance Floating-Rate Advantage Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Floating-Rate Advantage Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Senior Debt Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance Floating-Rate Advantage Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio of the Fund for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Floating-Rate Advantage Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Senior Debt Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “Parametric” refers to Parametric Portfolio Associates LLC and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

	Position(s)	Term of		Number of Portfolios
	with the	Office and	Principal Occupation(s)	in Fund Complex
Name and	Trust and	Length of	During Past Five Years and	Overseen By	Other Directorships Held
Year of Birth	the Portfolio	Service	Other Relevant Experience	Trustee(1)	During the Last Five Years(2)

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee and President of the Trust	Trustee since 2007 and President of the Trust since 2002	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 184 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.	184	Director of EVC.

Noninterested Trustees

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	184	None

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	184	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries).

William H. Park 1947	Trustee	Since 2003	Chief Financial Officer, Aveon Group L.P. (an investment management firm) (since 2010). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).	184	None

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).	184	None

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	184	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Eaton Vance Floating-Rate Advantage Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of		Number of Portfolios
	with the	Office and	Principal Occupation(s)	in Fund Complex
Name and	Trust and	Length of	During Past Five Years and	Overseen By	Other Directorships Held
Year of Birth	the Portfolio	Service	Other Relevant Experience	Trustee(1)	During the Last Five Years(2)

Noninterested Trustees (continued)

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.	184	None

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	184	None

Principal Officers who are not Trustees

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Year of Birth	the Portfolio	Service	During Past Five Years

William H. Ahern, Jr. 1959	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 80 registered investment companies managed by EVM or BMR.

John R. Baur 1970	Vice President of the Trust	Since 2008	Vice President of EVM and BMR. Previously, attended Johnson Graduate School of Management, Cornell University (2002-2005), and prior thereto was an Account Team Representative in Singapore for Applied Materials, Inc. Officer of 37 registered investment companies managed by EVM or BMR.

Maria C. Cappellano 1967	Vice President of the Trust	Since 2009	Vice President of EVM and BMR. Officer of 49 registered investment companies managed by EVM or BMR.

Michael A. Cirami 1975	Vice President of the Trust	Since 2008	Vice President of EVM and BMR. Officer of 37 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 1963	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 96 registered investment companies managed by EVM or BMR.

John H. Croft 1962	Vice President of the Trust	Since 2010	Vice President of EVM and BMR. Officer of 38 registered investment companies managed by EVM or BMR.

Charles B. Gaffney 1972	Vice President of the Trust	Since 2007	Director of Equity Research and a Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Christine M. Johnston 1972	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 40 registered investment companies managed by EVM or BMR.

Aamer Khan 1960	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 36 registered investment companies managed by EVM or BMR.

Thomas H. Luster 1962	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 55 registered investment companies managed by EVM or BMR.

Scott H. Page 1959	President of the Portfolio	Since 2002	Vice President of EVM and BMR. Officer of 10 registered investment companies managed by EVM or BMR.

Eaton Vance Floating-Rate Advantage Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Year of Birth	the Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Jeffrey A. Rawlins 1961	Vice President of the Trust	Since 2009	Vice President of EVM and BMR. Previously, a Managing Director of the Fixed Income Group at State Street Research and Management (1989-2005). Officer of 33 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 1957	Vice President of the Trust	Since 2001	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 82 registered investment companies managed by EVM or BMR.

Craig P. Russ 1963	Vice President of the Portfolio	Since 2007	Vice President of EVM and BMR. Officer of 5 registered investment companies managed by EVM or BMR.

Judith A. Saryan 1954	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Susan Schiff 1961	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 38 registered investment companies managed by EVM or BMR.

Thomas Seto 1962	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 33 registered investment companies managed by EVM or BMR.

David M. Stein 1951	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 33 registered investment companies managed by EVM or BMR.

Eric A. Stein 1980	Vice President of the Trust	Since 2009	Vice President of EVM and BMR. Originally joined EVM in July 2002. Prior to re-joining EVM in September 2008, Mr. Stein worked at the Federal Reserve Bank of New York (2007-2008) and attended business school in Chicago, Illinois. Officer of 34 registered investment companies managed by EVM or BMR.

Dan R. Strelow 1959	Vice President of the Trust	Since 2009	Vice President of EVM and BMR since 2005. Previously, a Managing Director (since 1988) and Chief Investment Officer (since 2001) of the Fixed Income Group at State Street Research and Management. Officer of 33 registered investment companies managed by EVM or BMR.

Mark S. Venezia 1949	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 40 registered investment companies managed by EVM or BMR.

Adam A. Weigold 1975	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 73 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 1957	Treasurer	Treasurer of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 1960	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Fund (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Investment Adviser of Senior Debt Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Floating-Rate Advantage Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3232-12/10	FRASRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2009 and October 31, 2010 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/09	10/31/10

Audit Fees	$113,160	$113,160

Audit-Related Fees(1)	$18,000	$0

Tax Fees(2)	$19,560	$19,560

All Other Fees(3)	$2,500	$900

Total	$153,220	$133,620

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
((g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2009 and October 31, 2010; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/09	10/31/10

Registrant	$40,060	$20,460

Eaton Vance(1)	$280,861	$278,901

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.

Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President
Date: December 21, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: December 21, 2010

By:	/s/ Scott H. Page
Scott H. Page
President
Date: December 21, 2010